Research, development, sales, marketing and administrative expenses - Research and development expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development costs
Staff costs	kr (542,278)	kr (421,737)	kr (218,230)
Total research and development costs	(588,453)	(604,081)	(561,423)
Research and development costs
Research and development costs
Staff costs	(239,512)	(204,210)	(178,089)
Depreciation and impairment losses, property, plant and equipment and right-of-use assets	(20,636)	(17,417)	(4,422)
Other external costs	(328,305)	(382,454)	(378,912)
Total research and development costs	kr (588,453)	kr (604,081)	kr (561,423)